UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 97.85%
Fannie Mae - Aces - 1.35%
2012-M9, 4.077%, 12/25/2017 (a)	$13,866,318	$2,248,064
Fannie Mae Pool - 28.72%
724912, 5.000%, 06/01/2013	5,800	5,859
323936, 7.000%, 09/01/2014	44,227	45,745
735794, 7.000%, 06/01/2017	32,432	33,545
545825, 6.000%, 07/01/2017	28,077	30,005
670372, 6.000%, 09/01/2017	46,035	49,448
254443, 6.000%, 09/01/2017	75,029	80,591
755513, 4.000%, 11/01/2018	81,772	87,726
555872, 5.000%, 11/01/2018	52,363	56,765
889972, 7.000%, 11/01/2018	6,874	6,956
745498, 7.000%, 11/01/2018	19,509	21,298
725098, 5.500%, 12/01/2018	306,343	334,728
761270, 4.500%, 02/01/2019	71,129	78,161
255208, 4.000%, 04/01/2019	732,631	786,891
255176, 4.500%, 04/01/2019	105,925	114,246
761402, 4.500%, 05/01/2019	88,518	97,269
782072, 5.000%, 05/01/2019	239,071	259,167
725527, 5.500%, 05/01/2019	87,732	94,106
255273, 4.500%, 06/01/2019	64,854	69,948
252573, 6.000%, 06/01/2019	41,106	45,062
725792, 4.500%, 08/01/2019	154,916	167,085
761492, 5.000%, 09/01/2019	91,311	99,615
725993, 6.000%, 09/01/2019	192,266	205,867
255547, 4.500%, 01/01/2020	503,010	542,523
357695, 4.500%, 01/01/2020	306,465	330,539
805304, 5.000%, 01/01/2020	97,241	106,084
735371, 5.000%, 04/01/2020	192,428	208,603
255735, 5.000%, 06/01/2020	1,307,392	1,417,295
821585, 5.000%, 06/01/2020	331,192	359,033
995182, 5.500%, 06/01/2020	106,450	116,313
745440, 4.500%, 07/01/2020	76,707	82,732
829054, 4.500%, 08/01/2020	128,154	138,081
995158, 4.500%, 12/01/2020	336,026	362,055
995287, 6.500%, 02/01/2021	458,143	478,798
MA0815, 3.500%, 08/01/2021	2,326,954	2,468,390
890175, 5.000%, 10/01/2021	310,860	336,992
995321, 4.500%, 12/01/2021	846,613	912,192
995528, 5.000%, 12/01/2021	1,199,212	1,300,020
888136, 6.000%, 12/01/2021	471,451	517,989
MA1030, 3.000%, 04/01/2022	1,727,403	1,828,888
889143, 4.500%, 05/01/2022	150,018	161,803
944358, 5.500%, 06/01/2022	29,812	32,574
254440, 6.000%, 08/01/2022	40,504	44,401
254662, 5.000%, 02/01/2023	26,779	29,004
254733, 5.000%, 04/01/2023	88,428	97,158
890156, 5.000%, 05/01/2023	94,615	102,569
254762, 5.000%, 05/01/2023	427,269	463,702
254797, 5.000%, 06/01/2023	163,332	179,457
254764, 5.500%, 06/01/2023	480,005	527,395
254799, 5.000%, 07/01/2023	667,404	733,295
254800, 5.500%, 07/01/2023	869,589	955,442
254832, 5.500%, 08/01/2023	224,023	246,140
254954, 4.500%, 10/01/2023	429,794	469,967
254911, 5.000%, 10/01/2023	205,334	225,606
254963, 5.500%, 10/01/2023	66,771	73,671
995428, 5.500%, 11/01/2023	395,577	432,230
995874, 5.500%, 11/01/2023	33,475	36,577
255160, 5.500%, 03/01/2024	102,695	112,962
255232, 4.500%, 05/01/2024	128,721	140,833
255226, 5.000%, 05/01/2024	238,697	262,263
255456, 5.500%, 10/01/2024	70,536	77,588
255582, 5.000%, 01/01/2025	1,263,988	1,388,779
255628, 5.500%, 02/01/2025	347,537	382,283
AD3081, 4.000%, 04/01/2025	547,073	585,711
AD3070, 4.500%, 04/01/2025	495,182	534,390
AE0031, 5.000%, 06/01/2025	1,123,531	1,215,345
890216, 4.500%, 07/01/2025	304,369	328,469
735734, 5.500%, 07/01/2025	180,683	198,747
255810, 5.000%, 08/01/2025	414,807	454,723
AL1373, 5.000%, 09/01/2025	2,061,417	2,234,705
255984, 4.500%, 11/01/2025	60,136	65,644
888227, 5.000%, 11/01/2025	795,756	872,329
256125, 5.000%, 01/01/2026	48,962	53,673
256247, 6.000%, 05/01/2026	57,192	62,838
256272, 5.500%, 06/01/2026	2,074	2,271
48081, 4.660%, 12/01/2026 (a)	35,162	35,676
888281, 6.000%, 04/01/2027	53,671	58,970
47935, 4.799%, 05/01/2027 (a)	6,787	7,296
256751, 5.500%, 06/01/2027	457,000	498,976
256752, 6.000%, 06/01/2027	110,184	120,994
252284, 6.500%, 01/01/2029	250,411	288,078
323591, 6.500%, 03/01/2029	81,684	95,802
MA0140, 4.500%, 08/01/2029	1,062,270	1,145,628
MA0214, 5.000%, 10/01/2029	785,867	851,666
678050, 5.500%, 12/01/2032	1,438,251	1,585,415
254693, 5.500%, 04/01/2033	826,337	909,081
555326, 5.500%, 04/01/2033	626,699	704,925
555424, 5.500%, 05/01/2033	642,839	707,209
254767, 5.500%, 06/01/2033	476,896	524,649
555531, 5.500%, 06/01/2033	499,700	549,737
555592, 5.500%, 07/01/2033	207,724	228,524
893368, 5.000%, 12/01/2033	490,792	534,569
725205, 5.000%, 03/01/2034	1,166,367	1,267,982
745096, 5.500%, 11/01/2034	337,617	371,424
995801, 5.500%, 12/01/2034	59,500	65,457
735036, 5.500%, 12/01/2034	216,093	238,204
735989, 5.500%, 02/01/2035	261,231	287,961
888073, 5.500%, 02/01/2035	148,046	163,195
735670, 5.500%, 03/01/2035	106,767	117,458
735715, 5.500%, 05/01/2035	594,543	654,077
745751, 5.500%, 09/01/2035	140,667	154,753
AD0464, 4.500%, 10/01/2035	505,747	546,065
889301, 5.500%, 11/01/2035	199,151	218,283
995802, 5.500%, 12/01/2035	412,591	453,905
845418, 6.000%, 02/01/2036	558,715	631,598
AL0609, 5.000%, 03/01/2036	1,490,767	1,621,836
AE0099, 5.500%, 10/01/2036	655,915	723,992
889929, 5.500%, 08/01/2037	1,069,645	1,176,752
AE0616, 6.000%, 03/01/2040	754,764	829,044
AE0395, 4.500%, 10/01/2040	526,807	572,432
MA0626, 4.000%, 01/01/2041	847,180	876,907
		47,879,674
Fannie Mae REMICS - 13.07%
2001-51, 6.000%, 10/25/2016	464,072	492,472
2002-11, 5.500%, 03/25/2017	49,152	51,724
2002-7, 5.500%, 03/25/2017	373,682	396,816
2002-7, 6.000%, 03/25/2017	96,128	101,765
2002-19, 6.000%, 04/25/2017	16,164	17,125
2002-57, 5.500%, 09/25/2017	227,576	242,040
2002-59B, 5.500%, 09/25/2017	876,901	935,619
2002-58, 5.500%, 09/25/2017	108,349	114,485
2002-55-GC, 5.500%, 09/25/2017	56,805	60,514
2002-55-QE, 5.500%, 09/25/2017	318,555	339,211
2002-61, 5.500%, 10/25/2017	82,101	87,799
2002-74, 5.000%, 11/25/2017	188,540	201,096
2002-72, 5.500%, 11/25/2017	128,421	137,448
2003-27, 3.500%, 03/25/2018	122,837	126,225
2003-21, 5.000%, 03/25/2018	159,058	170,081
2003-81, 4.500%, 04/25/2018	363,438	371,918
2003-57, 3.500%, 06/25/2018	159,706	167,272
2003-57, 5.000%, 06/25/2018	23,691	25,429
2003-74, 3.750%, 08/25/2018	74,814	78,439
2003-91, 4.500%, 09/25/2018	334,620	357,124
2003-81, 4.500%, 09/25/2018	66,414	70,875
2003-108, 4.000%, 11/25/2018	491,807	519,889
2003-128, 4.000%, 01/25/2019	592,827	626,280
2004-3, 4.000%, 02/25/2019	295,648	312,358
2009-37, 4.000%, 04/25/2019	31,277	33,134
1999-15, 6.000%, 04/25/2019	207,129	225,598
2008-45, 5.000%, 05/25/2019	347,355	348,859
2005-38, 5.000%, 06/25/2019	169,396	171,104
2005-8, 5.000%, 07/25/2019	85,699	87,474
2008-55, 5.000%, 07/25/2019	83,554	84,033
2009-70, 5.000%, 08/25/2019	74,572	79,989
2005-93, 4.500%, 11/25/2019	120,889	123,301
2011-9, 5.000%, 04/25/2020	485,481	537,786
1990-73, 0.000% Coupon, 07/25/2020	63,416	56,376
2011-68, 4.500%, 12/25/2020	772,741	825,847
2010-135, 3.000%, 01/25/2021	938,289	975,968
2011-68, 5.000%, 06/25/2021	540,729	586,959
2003-64, 4.500%, 07/25/2022	134,505	135,271
2003-122, 5.500%, 08/25/2022	3,024	3,024
2003-17, 4.250%, 09/25/2022	25,278	25,678
2008-24, 5.000%, 04/25/2023	800,000	882,884
2008-36, 4.500%, 05/25/2023	384,358	415,338
2003-46, 4.000%, 06/25/2023	29,408	30,198
2003-80, 4.000%, 06/25/2023	11,103	11,674
2003-55, 5.000%, 06/25/2023	640,403	708,236
2003-49, 5.500%, 06/25/2023	93,500	101,463
2008-62, 4.000%, 07/25/2023	396,201	410,849
2004-44, 4.500%, 06/25/2024	1,414,229	1,546,598
2001-64, 6.000%, 11/25/2031	495,983	562,728
2008-80, 5.000%, 05/25/2032	979,134	999,272
2010-39, 5.000%, 10/25/2032	76,423	78,992
2005-27, 5.500%, 05/25/2034	65,999	71,907
2005-23, 5.000%, 04/25/2035	81,580	88,501
2005-62, 5.000%, 06/25/2035	36,241	41,865
2005-62, 4.750%, 07/25/2035	128,837	138,111
2005-73, 0.452%, 08/25/2035 (a)	1,402,694	1,405,319
2006-70, 0.000% Coupon, 06/25/2036	634,177	592,285
2007-1, 0.452%, 02/25/2037 (a)	611,506	613,982
2007-33, 5.500%, 04/25/2037	22,728	25,489
2008-5, 5.000%, 08/25/2037	831,631	890,653
2009-15, 4.500%, 10/25/2037	24,134	24,928
2008-53, 1.052%, 07/25/2038 (a)	892,105	902,469
2010-90, 4.000%, 04/25/2040	897,192	939,205
		21,787,351
FHLMC Multifamily Structured Pass Through Certificates - 0.88%
K-711, 1.711%, 07/25/2019 (a)	10,559,220	973,433
K-023, 1.316%, 08/25/2022 (a)	4,996,390	494,613
		1,468,046
FHLMC-GNMA - 0.23%
G023, 0.700%, 11/25/2023 (a)	380,075	382,094
Freddie Mac Gold Pool - 25.77%
G9-0009, 6.500%, 06/25/2014	32,240	32,202
G1-1182, 6.500%, 10/01/2014	43,097	44,869
E0-1098, 6.000%, 02/01/2017	62,770	67,813
E0-1138, 6.500%, 03/01/2017	52,197	56,463
E0-1140, 6.000%, 05/01/2017	75,467	81,696
G1-1350, 6.000%, 10/01/2017	160,731	171,310
E0-1251, 5.500%, 11/01/2017	971,796	1,043,446
G1-2166, 6.500%, 01/01/2018	42,737	45,272
G1-1431, 6.000%, 02/01/2018	169,462	180,615
E0-1323, 4.500%, 03/01/2018	168,433	179,259
G1-1509, 6.000%, 03/01/2018	129,839	138,384
G1-1516, 6.000%, 03/01/2018	91,572	98,721
E0-1343, 5.000%, 04/01/2018	174,899	187,038
E0-1386, 5.000%, 06/01/2018	46,528	49,758
G1-3533, 5.000%, 07/01/2018	352,454	376,410
E0-1425, 4.500%, 08/01/2018	183,270	195,069
E0-1488, 5.000%, 10/01/2018	209,445	224,610
E0-1490, 5.000%, 11/01/2018	372,960	398,767
E0-1497, 5.500%, 11/01/2018	54,007	58,048
G1-2471, 4.500%, 12/01/2018	395,495	421,263
G1-1731, 5.500%, 12/01/2018	97,458	105,681
G1-1551, 5.500%, 02/01/2019	122,366	131,142
G1-1574, 6.000%, 02/01/2019	144,683	156,625
B1-3150, 4.000%, 03/01/2019	741,049	789,506
G1-3052, 5.000%, 03/01/2019	267,314	285,483
B1-5137, 4.000%, 06/01/2019	125,728	133,871
G1-2081, 4.500%, 06/01/2019	55,051	58,637
B1-5759, 4.500%, 07/01/2019	503,692	537,612
G1-8005, 5.000%, 08/01/2019	715,836	767,846
G1-8016, 5.000%, 10/01/2019	527,059	565,353
G1-3330, 6.000%, 10/01/2019	42,951	45,778
B1-7161, 4.500%, 11/01/2019	626,354	668,536
G1-8020, 4.500%, 11/01/2019	386,864	412,917
B1-4498, 4.000%, 12/01/2019	74,652	79,487
G1-3411, 5.000%, 12/01/2019	639,310	685,760
J0-6163, 4.000%, 01/01/2020	30,291	32,215
G1-1650, 5.000%, 02/01/2020	87,951	94,342
G1-1722, 5.000%, 07/01/2020	89,463	96,075
G1-1754, 6.000%, 07/01/2020	7,266	8,007
G1-1720, 4.500%, 08/01/2020	612,979	654,259
G1-3272, 4.500%, 08/01/2020	385,046	410,134
G1-1838, 6.000%, 08/01/2020	144,961	152,269
G1-3312, 4.500%, 09/01/2020	207,569	221,094
G1-1772, 4.500%, 09/01/2020	1,581,468	1,690,441
G1-1807, 5.500%, 10/01/2020	130,613	141,287
J1-3756, 3.500%, 12/01/2020	538,395	568,533
G1-1812, 5.000%, 12/01/2020	723,834	777,330
J1-4483, 3.500%, 02/01/2021	314,541	331,570
J1-4426, 3.500%, 02/01/2021	834,521	879,543
G1-2911, 4.000%, 02/01/2021	105,270	112,087
G1-1938, 4.500%, 03/01/2021	84,436	90,254
G1-2189, 5.500%, 03/01/2021	405,039	438,138
G1-1941, 5.500%, 04/01/2021	29,917	32,362
G1-1994, 5.500%, 05/01/2021	633,362	681,161
G1-2239, 5.500%, 07/01/2021	28,503	30,654
G1-2322, 5.500%, 07/01/2021	41,543	44,678
C9-0457, 6.500%, 07/01/2021	16,535	18,338
G1-2277, 6.000%, 08/01/2021	88,973	97,798
G1-3621, 6.500%, 08/01/2021	516,700	557,767
G1-2381, 5.000%, 09/01/2021	492,726	529,141
C9-0481, 6.000%, 09/01/2021	43,510	47,574
G1-2717, 5.500%, 11/01/2021	38,992	42,178
G1-2491, 5.000%, 01/01/2022	935,148	1,003,239
G1-2977, 5.500%, 10/01/2022	169,959	182,785
G1-3024, 5.500%, 10/01/2022	264,122	284,054
C9-0588, 5.500%, 11/01/2022	54,262	58,890
G3-0234, 6.500%, 11/01/2022	9,431	10,459
G1-2935, 5.000%, 01/01/2023	115,376	123,507
G1-3182, 5.500%, 04/01/2023	234,469	252,164
C9-0675, 5.000%, 05/01/2023	261,697	281,605
G1-3175, 5.500%, 05/01/2023	654,003	703,360
D9-6027, 5.500%, 05/01/2023	31,391	34,848
C9-0676, 5.500%, 05/01/2023	165,185	180,719
C9-0689, 4.500%, 07/01/2023	28,561	31,143
C9-0690, 5.000%, 07/01/2023	513,799	552,885
C9-0698, 4.500%, 08/01/2023	280,593	305,961
C9-0705, 4.500%, 09/01/2023	263,780	287,628
C9-0706, 5.000%, 09/01/2023	33,166	35,688
G1-3345, 6.500%, 10/01/2023	44,367	47,390
G1-4160, 6.000%, 01/01/2024	387,160	412,640
G1-3390, 6.000%, 01/01/2024	304,426	339,839
G1-3610, 5.500%, 02/01/2024	237,829	255,777
G1-3692, 5.500%, 02/01/2024	154,011	165,634
C9-0830, 4.500%, 05/01/2024	630,397	687,783
C9-0844, 4.500%, 08/01/2024	391,012	426,363
J1-1057, 4.500%, 10/01/2024	691,890	740,280
G1-8330, 4.500%, 11/01/2024	506,760	539,937
G1-3790, 4.500%, 04/01/2025	817,421	870,937
J1-2076, 4.500%, 04/01/2025	734,431	791,694
J1-2077, 4.500%, 04/01/2025	591,999	630,756
E0-2707, 4.500%, 05/01/2025	323,116	344,270
C9-0902, 5.500%, 06/01/2025	245,537	269,011
G1-4273, 5.000%, 07/01/2025	819,590	877,345
C9-0912, 5.000%, 08/01/2025	659,909	718,771
C9-0918, 5.000%, 09/01/2025	444,055	483,663
C9-0945, 5.000%, 01/01/2026	348,767	379,876
C9-0946, 5.500%, 01/01/2026	24,215	26,530
J1-4785, 4.000%, 03/01/2026	589,156	626,577
G1-4120, 4.000%, 04/01/2026	1,312,488	1,395,852
G1-4159, 4.000%, 06/01/2026	847,842	901,428
G1-4204, 4.500%, 06/01/2026	943,988	1,005,790
G3-0293, 5.000%, 07/01/2026	379,738	413,609
D9-7050, 6.000%, 08/01/2026	10,107	11,095
C9-0989, 6.000%, 09/01/2026	78,796	86,501
C9-1075, 6.000%, 08/01/2027	341,745	374,310
D9-7472, 5.500%, 12/01/2027	112,587	122,506
G0-2455, 5.500%, 10/01/2030	252,865	275,735
G0-1584, 5.000%, 08/01/2033	416,715	452,517
C0-1649, 5.500%, 10/01/2033	896,391	980,548
A2-3148, 5.500%, 06/01/2034	1,150,028	1,256,560
G0-5168, 5.000%, 12/01/2034	84,806	92,092
A3-3044, 5.000%, 01/01/2035	74,162	80,070
G0-1818, 5.000%, 05/01/2035	711,135	767,787
G0-1882, 5.000%, 08/01/2035	703,620	759,674
G0-4913, 5.000%, 03/01/2038	409,004	440,437
H0-9207, 6.500%, 08/01/2038	1,194,868	1,316,755
		42,951,750
Freddie Mac REMICS - 19.69%
2113, 6.000%, 01/15/2014	10,109	10,287
2791, 5.000%, 05/15/2015	21,162	21,963
2828, 5.500%, 06/15/2015	79,555	83,012
2843, 5.500%, 07/15/2015	56,953	58,660
2344, 6.000%, 08/15/2016	263,416	279,057
2354, 5.750%, 09/15/2016	245,157	260,192
2368B, 6.000%, 10/15/2016	35,172	37,153
3088, 5.500%, 11/15/2016	136,500	136,527
2381, 5.500%, 11/15/2016	674,570	712,998
2718, 4.500%, 06/15/2017	2,207	2,207
2619, 4.500%, 06/15/2017	1,074	1,074
2458, 5.500%, 06/15/2017	107,676	113,764
2636, 5.500%, 07/15/2017	11,842	11,860
3204, 5.000%, 08/15/2017	546,226	577,677
2503-TG, 5.500%, 09/15/2017	86,541	92,694
2503-BH, 5.500%, 09/15/2017	41,798	44,743
2508, 5.000%, 10/15/2017	208,417	223,644
2510, 5.000%, 10/15/2017	114,427	122,638
2515, 5.000%, 10/15/2017	385,810	411,511
2509, 5.000%, 10/15/2017	36,872	39,324
2513-DB, 5.000%, 10/15/2017	52,016	55,446
2513-JE, 5.000%, 10/15/2017	211,898	225,969
2564, 5.500%, 10/15/2017	67,059	71,843
2627, 3.000%, 11/15/2017	97,699	98,499
2595, 4.000%, 12/15/2017	235,165	238,652
2543, 5.000%, 12/15/2017	85,676	91,549
2555, 4.250%, 01/15/2018	39,385	41,320
2786, 4.500%, 01/15/2018	25,370	25,464
2575, 5.000%, 02/15/2018	186,241	199,296
2564, 5.000%, 02/15/2018	276,225	295,523
2629, 4.000%, 03/15/2018	184,967	190,110
2613, 3.250%, 05/15/2018	10,270	10,270
2617, 4.500%, 05/15/2018	787,125	832,775
2627, 4.500%, 06/15/2018	278,751	295,093
2631, 4.500%, 06/15/2018	162,413	172,422
2656, 4.500%, 07/15/2018	1,721,000	1,852,531
2663, 5.000%, 08/15/2018	1,704,815	1,826,155
2686, 3.500%, 10/15/2018	465,494	487,108
2685, 4.000%, 10/15/2018	822,453	868,262
2695, 4.000%, 10/15/2018	403,001	425,942
2696, 4.000%, 10/15/2018	200,562	211,151
2707, 4.500%, 11/15/2018	328,883	352,612
2735, 4.000%, 01/15/2019	881,408	930,476
2926, 4.500%, 01/15/2019	6,571	6,597
2899, 4.500%, 03/15/2019	122,241	124,705
2773, 4.000%, 04/15/2019	820,000	876,725
2786, 4.000%, 04/15/2019	527,029	562,592
2790, 5.000%, 05/15/2019	167,232	179,686
2934, 0.000%, 02/15/2020	211,702	196,620
3037, 4.500%, 02/15/2020	44,538	45,669
2958, 4.500%, 04/15/2020	865,858	924,878
3010, 4.500%, 07/15/2020	850,000	929,486
3033, 4.500%, 09/15/2020	264,717	283,012
3621, 5.000%, 01/15/2021	277,905	296,709
3296, 5.000%, 02/15/2021	30,081	30,392
3455, 4.500%, 10/15/2021	23,519	23,638
2666, 5.500%, 01/15/2022	16,828	16,975
3288, 4.500%, 03/15/2022	985,000	1,068,261
2558, 4.500%, 06/15/2022	46,097	46,439
2558, 4.500%, 06/15/2022	20,046	20,190
2561, 5.500%, 06/15/2022	88,800	89,501
3484, 5.000%, 09/15/2022	68,906	71,435
2522, 5.500%, 11/15/2022	1,187,588	1,314,742
2710, 4.750%, 12/15/2022	106,650	108,300
3004, 4.500%, 01/15/2023	24,732	24,862
2937, 4.500%, 06/15/2023	30,066	30,120
2649, 3.500%, 07/15/2023	59,359	62,982
2676, 5.000%, 09/15/2023	871,268	959,164
3842, 3.500%, 12/15/2023	351,481	361,739
2720, 5.000%, 12/15/2023	37,647	41,361
2746, 5.000%, 02/15/2024	784,806	870,120
2783, 5.000%, 04/15/2024	581,303	645,312
2929, 5.000%, 07/15/2024	1,447,000	1,485,735
2824, 5.000%, 07/15/2024	26,861	29,832
3007, 5.500%, 07/15/2024	87,257	90,690
2835, 5.500%, 08/15/2024	91,884	101,550
3113, 4.500%, 09/15/2024	72,219	72,410
2892, 5.000%, 11/15/2024	784,464	863,454
3741, 3.500%, 03/15/2025	189,247	197,067
3726, 3.000%, 04/15/2025	549,844	569,834
3784, 4.000%, 01/15/2026	205,058	217,297
3178, 6.000%, 09/15/2028	129,964	135,436
3737, 5.000%, 10/15/2030	1,523,487	1,683,302
2864, 5.500%, 01/15/2031	49,031	49,651
2344, 6.500%, 08/15/2031	79,319	87,391
2922, 5.500%, 01/15/2032	4,288	4,322
2631, 5.000%, 02/15/2032	157,739	159,082
2690, 5.000%, 04/15/2032	577,648	594,210
3515, 4.000%, 05/15/2032	38,057	38,146
2600, 5.500%, 06/15/2032	47,853	49,370
2682, 4.500%, 07/15/2032	671,527	694,806
2968, 6.000%, 09/15/2032	120,657	123,570
3423, 0.701%, 06/15/2036 (a)	260,649	262,169
3830, 4.000%, 10/15/2039	329,361	342,083
3811, 5.000%, 09/15/2040	1,600,269	1,715,994
		32,819,066
Ginnie Mae I Pool - 1.52%
781567X, 5.000%, 02/15/2018	99,315	106,594
781731X, 4.500%, 11/15/2018	366,074	391,511
782098X, 6.000%, 01/15/2020	406,615	435,234
781919X, 5.000%, 05/15/2020	729,149	789,131
782039X, 5.500%, 11/15/2020	253,543	272,520
782232X, 5.000%, 07/15/2021	500,784	541,733
		2,536,723
Ginne Mae II Pool - 0.86%
004759M, 4.000%, 08/20/2025	1,329,519	1,432,231
Government National Mortgage Association - 5.76%
1998-21, 6.500%, 09/20/2028	89,475	99,202
2009-58, 4.000%, 11/16/2031	97,675	99,540
2010-45, 3.500%, 05/16/2035	404,457	419,206
2005-51, 4.500%, 07/20/2035	144,386	146,149
2007-49, 0.000% Coupon, 12/20/2035	179,917	178,278
2009-104, 4.250%, 7/20/2036	490,379	509,024
2008-55, 5.000%, 07/20/2037	227,393	235,261
2010-112, 3.000%, 04/20/2038	231,590	239,554
2011-40, 2.500%, 06/20/2038	409,582	418,110
2009-15, 4.250%, 12/20/2038	656,782	696,409
2011-30, 2.500%, 01/20/2039	1,079,577	1,111,542
2009-101, 4.000%, 08/20/2039	377,512	420,026
2009-109, 4.500%, 09/16/2039	535,436	577,443
2013-07, 0.743%, 05/16/2053 (a)	12,481,502	989,228
2013-01, 0.908%, 02/16/2054 (a)	9,985,849	900,419
2013-02, 0.737%, 05/16/2054 (a)	15,981,465	1,051,660
2013-17, 0.989%, 06/16/2054 (a)	20,000,000	1,510,200
		9,601,251

Total MORTGAGE BACKED SECURITIES (Cost $159,720,894)		$163,106,250

SHORT-TERM INVESTMENTS - 2.53%
First American US Treasury Money Market Fund, 0.000% (a)	4,215,495	4,215,495
TOTAL SHORT-TERM INVESTMENTS (Cost $4,215,495)		$4,215,495

Total Investments (Cost $163,936,389) - 100.38%		167,321,745
Other Assets in Excess of Liabilities- (0.38)%		(625,460)
TOTAL NET ASSETS - 100.00%		$166,696,285

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2013.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$163,936,389
Gross unrealized appreciation	3,485,799
Gross unrealized depreciation	(100,443)
Net unrealized appreciation	$3,385,356

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.
U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.
U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.
Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$-	$163,106,250	$-	$163,106,250
Total Fixed Income	-	163,106,250	-	163,106,250
Short-Term Investments	4,215,495	-	-	4,215,495
Total Investments in Securities	$4,215,495	$163,106,250	$-	$167,321,745

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2013.

There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.